Investments Gross Unrealized losses by Major Security (Detail) $ in Millions	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
Number of Securities
Total | security	1,292
Less than 12 Months | security	349
12 Months or Greater | security	943
Total | security		1,166
Less than 12 Months | security		689
12 Months or Greater | security		477
Fair Value
Total	$ 17,652.2
Less than 12 Months	5,493.2
12 Month or Greater	12,159.0
Total		$ 13,980.2
Less than 12 Months		10,434.6
12 Months or Greater		3,545.6
Gross Unrealized Losses
Total	249.6
Less than 12 Months	47.3
12 Months or Greater	$ 202.3
Total		99.4
Less than 12 Months		58.3
12 Months or Greater		$ 41.1
U.S. government obligations
Number of Securities
Total | security	51
Less than 12 Months | security	2
12 Months or Greater | security	49
Fair Value
Total	$ 4,438.0
Less than 12 Months	126.6
12 Month or Greater	4,311.4
Gross Unrealized Losses
Total	52.1
Less than 12 Months	0.1
12 Months or Greater	$ 52.0
State and local government obligations
Number of Securities
Total | security	299
Less than 12 Months | security	49
12 Months or Greater | security	250
Fair Value
Total	$ 972.4
Less than 12 Months	192.7
12 Month or Greater	779.7
Gross Unrealized Losses
Total	12.8
Less than 12 Months	0.3
12 Months or Greater	$ 12.5
Corporate debt securities
Number of Securities
Total | security	368
Less than 12 Months | security	133
12 Months or Greater | security	235
Fair Value
Total	$ 6,723.3
Less than 12 Months	2,613.3
12 Month or Greater	4,110.0
Gross Unrealized Losses
Total	125.3
Less than 12 Months	33.4
12 Months or Greater	$ 91.9
Residential mortgage-backed securities
Number of Securities
Total | security	228
Less than 12 Months | security	32
12 Months or Greater | security	196
Fair Value
Total	$ 450.2
Less than 12 Months	248.8
12 Month or Greater	201.4
Gross Unrealized Losses
Total	5.1
Less than 12 Months	0.8
12 Months or Greater	$ 4.3
Commercial mortgage-backed securities
Number of Securities
Total | security	140
Less than 12 Months | security	48
12 Months or Greater | security	92
Fair Value
Total	$ 2,328.5
Less than 12 Months	741.2
12 Month or Greater	1,587.3
Gross Unrealized Losses
Total	39.0
Less than 12 Months	8.9
12 Months or Greater	$ 30.1
Other asset-backed securities
Number of Securities
Total | security	203
Less than 12 Months | security	84
12 Months or Greater | security	119
Fair Value
Total	$ 2,691.3
Less than 12 Months	1,551.7
12 Month or Greater	1,139.6
Gross Unrealized Losses
Total	11.8
Less than 12 Months	3.2
12 Months or Greater	$ 8.6
Redeemable preferred stocks
Number of Securities
Total | security	3
Less than 12 Months | security	1
12 Months or Greater | security	2
Fair Value
Total	$ 48.5
Less than 12 Months	18.9
12 Month or Greater	29.6
Gross Unrealized Losses
Total	3.5
Less than 12 Months	0.6
12 Months or Greater	$ 2.9
Fixed maturities
Number of Securities
Total | security		1,143
Less than 12 Months | security		670
12 Months or Greater | security		473
Fair Value
Total		$ 13,839.0
Less than 12 Months		10,364.7
12 Months or Greater		3,474.3
Gross Unrealized Losses
Total		90.4
Less than 12 Months		57.6
12 Months or Greater		$ 32.8
Fixed maturities | U.S. government obligations
Number of Securities
Total | security		58
Less than 12 Months | security		41
12 Months or Greater | security		17
Fair Value
Total		$ 5,817.0
Less than 12 Months		4,869.3
12 Months or Greater		947.7
Gross Unrealized Losses
Total		44.0
Less than 12 Months		34.6
12 Months or Greater		$ 9.4
Fixed maturities | State and local government obligations
Number of Securities
Total | security		358
Less than 12 Months | security		230
12 Months or Greater | security		128
Fair Value
Total		$ 1,200.3
Less than 12 Months		737.6
12 Months or Greater		462.7
Gross Unrealized Losses
Total		9.3
Less than 12 Months		4.4
12 Months or Greater		$ 4.9
Fixed maturities | Corporate debt securities
Number of Securities
Total | security		222
Less than 12 Months | security		171
12 Months or Greater | security		51
Fair Value
Total		$ 2,979.4
Less than 12 Months		2,072.9
12 Months or Greater		906.5
Gross Unrealized Losses
Total		14.4
Less than 12 Months		9.1
12 Months or Greater		$ 5.3
Fixed maturities | Residential mortgage-backed securities
Number of Securities
Total | security		201
Less than 12 Months | security		30
12 Months or Greater | security		171
Fair Value
Total		$ 300.9
Less than 12 Months		75.1
12 Months or Greater		225.8
Gross Unrealized Losses
Total		3.4
Less than 12 Months		0.2
12 Months or Greater		$ 3.2
Fixed maturities | Commercial mortgage-backed securities
Number of Securities
Total | security		105
Less than 12 Months | security		63
12 Months or Greater | security		42
Fair Value
Total		$ 1,682.3
Less than 12 Months		1,221.2
12 Months or Greater		461.1
Gross Unrealized Losses
Total		13.3
Less than 12 Months		5.9
12 Months or Greater		$ 7.4
Fixed maturities | Other asset-backed securities
Number of Securities
Total | security		197
Less than 12 Months | security		134
12 Months or Greater | security		63
Fair Value
Total		$ 1,837.3
Less than 12 Months		1,377.8
12 Months or Greater		459.5
Gross Unrealized Losses
Total		4.5
Less than 12 Months		3.3
12 Months or Greater		$ 1.2
Fixed maturities | Redeemable preferred stocks
Number of Securities
Total | security		2
Less than 12 Months | security		1
12 Months or Greater | security		1
Fair Value
Total		$ 21.8
Less than 12 Months		10.8
12 Months or Greater		11.0
Gross Unrealized Losses
Total		1.5
Less than 12 Months		0.1
12 Months or Greater		$ 1.4
Equity securities
Number of Securities
Total | security		23
Less than 12 Months | security		19
12 Months or Greater | security		4
Fair Value
Total		$ 141.2
Less than 12 Months		69.9
12 Months or Greater		71.3
Gross Unrealized Losses
Total		9.0
Less than 12 Months		0.7
12 Months or Greater		$ 8.3
Equity securities | Nonredeemable preferred stocks
Number of Securities
Total | security		4
Less than 12 Months | security		1
12 Months or Greater | security		3
Fair Value
Total		$ 127.8
Less than 12 Months		56.5
12 Months or Greater		71.3
Gross Unrealized Losses
Total		8.8
Less than 12 Months		0.5
12 Months or Greater		$ 8.3
Equity securities | Common equities
Number of Securities
Total | security		19
Less than 12 Months | security		18
12 Months or Greater | security		1
Fair Value
Total		$ 13.4
Less than 12 Months		13.4
12 Months or Greater		0.0
Gross Unrealized Losses
Total		0.2
Less than 12 Months		0.2
12 Months or Greater		$ 0.0